Organization - Schedule of Principal Subsidiaries (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2022
Youcang Limited (“Youcang”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jun. 30, 2021		Jun. 30, 2021
Place of incorporation	British Virgin Islands		British Virgin Islands
Percentage of direct or indirect ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Energy U Limited (“Energy U”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jul. 19, 2021		Jul. 19, 2021
Place of incorporation	Hong Kong		Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jan. 27, 2022	[1]	Jan. 27, 2022	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of technical and consultation services	[1]	Provision of technical and consultation services	[2]
Anhui Yousheng New Energy Co., Ltd (“AHYS”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	May 16, 2013	[1]	May 16, 2013	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of battery swapping stations sales	[1]	Dormant Company	[2]
Youpin Automobile Service Group Co. Ltd. (“Youpin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jul. 18, 2013	[1]	Jul. 18, 2013	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	53.1072%	[1]	53.11%	[2]
Principal activities	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[1]	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[2]
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Nov. 13, 2015	[1]	Nov. 13, 2015	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[1]	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[2]
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Feb. 27, 2017	[1]	Feb. 27, 2017	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of sourcing services	[1]	Dormant Company	[2]
Chengdu Youyipin Trading Co., Ltd. (“CD Youyipin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jun. 21, 2019	[1]	Jun. 21, 2019	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of sourcing services	[1]	Dormant Company	[2]
Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	May 21, 2020	[1]	May 21, 2020	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	80.00%	[1]	80.00%	[2]
Principal activities	Provision of sourcing services	[1]	Provision of sourcing services	[2]
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jun. 30, 2020	[1]	Jun. 30, 2020	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	86.96%	[1]	86.96%	[2]
Principal activities	Provision of new energy vehicles sales and sourcing services	[1]	Provision of new energy vehicles sales and sourcing services	[2]
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Oct. 29, 2020	[1]	Oct. 29, 2020	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of battery swapping stations manufacturing	[1]	Provision of battery swapping stations manufacturing	[2]
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Nov. 03, 2020	[1]	Nov. 03, 2020	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	70.00%	[1]	70.00%	[2]
Principal activities	Provision of sourcing services	[1]	Dormant Company	[2]
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Nov. 08, 2019	[1]	Nov. 08, 2019	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of new energy vehicles sales and sourcing services	[1]	Provision of new energy vehicles sales and sourcing services	[2]
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Mar. 22, 2021	[1]	Mar. 22, 2021	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of battery swapping stations sales and battery swapping services	[1]	Provision of battery swapping stations sales and battery swapping services	[2]
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jun. 29, 2021	[1]	Jun. 29, 2021	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of battery swapping services	[1]	Provision of battery swapping services	[2]
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jul. 29, 2021	[1]	Jul. 29, 2021	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of batter swapping stations manufacturing	[1]	Provision of batter swapping stations manufacturing	[2]
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Aug. 10, 2021	[1]	Aug. 10, 2021	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of battery swapping services	[1]	Provision of battery swapping services	[2]
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Nov. 12, 2021	[1]	Nov. 12, 2021	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	100.00%	[1]	100.00%	[2]
Principal activities	Provision of batter swapping stations manufacturing	[1]	Provision of batter swapping stations manufacturing	[2]
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Dec. 01, 2022	[1]	Dec. 01, 2022	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	80.00%	[1]	80.00%	[2]
Principal activities	Provision of battery swapping stations sales	[1]	Dormant Company	[2]
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Mar. 14, 2023	[1]	Mar. 14, 2023	[2]
Place of incorporation	PRC	[1]	PRC	[2]
Percentage of direct or indirect ownership by the Company	70.00%	[1]	70.00%	[2]
Principal activities	Provision of batter swapping stations manufacturing	[1]	Provision of batter swapping stations manufacturing	[2]
Zhuhai Youxu New Energy Technology Co., Ltd. (“Zhuhai Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Aug. 09, 2023
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Provision of new energy vehicle battery swapping facilities sales

[1]	Collectively, the “PRC subsidiaries”.
[2]	Collectively, the “PRC subsidiaries”.